GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION
NOTE 12—GEOGRAPHIC INFORMATION
Revenue by geography is based on where the customer is located. Geographic information about revenue and long-lived assets is presented below:

	Years Ended December 31,
	2020	2019	2018

	(In thousands)
Revenue
United States	$1,121,957	$972,747	$872,977
All other countries	1,269,312	1,078,511	856,873
Total	$2,391,269	$2,051,258	$1,729,850
The United States is the only country from which revenue is greater than 10 percent of total revenue.

	December 31,
	2020	2019

	(In thousands)
Long-lived assets (excluding goodwill and intangible assets)
United States	$91,683	$83,630
All other countries	16,116	17,435
Total	$107,799	$101,065
The United States is the only country from which long-lived assets (excluding goodwill and intangible assets) is greater than 10 percent of total long-lived assets (excluding goodwill and intangible assets).